Risk information - Impact of one percentage point change in market interest rate (Details) - Market risk - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in market interest rate	100.00%
Impact from one percentage point increase in market interest rate	kr (397)	kr (177)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	306	kr 289
Percentage of decrease in market interest rate		100.00%
Impact from one percentage point decrease in market interest rate	710	kr 331
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(315)	(287)
Foreign currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact from one percentage point increase in market interest rate	(295)	(53)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	240	206
Impact from one percentage point decrease in market interest rate	557	159
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(249)	(205)
Skr
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact from one percentage point increase in market interest rate	(102)	(124)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	66	83
Impact from one percentage point decrease in market interest rate	153	172
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	kr (66)	kr (82)